Shareholder Report, Line Graph (Details) 1014039_Franklin FTSE Australia ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Nov. 02, 2017	Mar. 31, 2026
Franklin FTSE Australia ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE Australia ETF (NAV)
Accumulated Value	$ 14,508	$ 14,842	$ 13,248	$ 14,704	$ 12,906	$ 7,515	$ 10,187	$ 9,795	$ 10,000	$ 17,702
FTSE Australia Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Australia Index-NR
Accumulated Value	14,586	14,920	13,308	14,764	12,958	7,551	10,238	9,849	10,000	$ 17,800
FTSE Australia Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Australia Capped Index-NR
Accumulated Value	$ 14,586	$ 14,920	$ 13,308	$ 14,764	$ 12,958	$ 7,551	$ 10,238	$ 9,849	$ 10,000	$ 17,800